Identifiable Intangible Assets, Net - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 18,427	$ 16,367
Accumulated Amortization	(6,418)	(5,330)
Net Carrying Amount	12,009	11,037
Investment Management Assets | Investment Management Agreements
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,264	15,264
Accumulated Amortization	(5,731)	(4,781)
Net Carrying Amount	9,533	10,483
Investment Management Assets | Assembled Workforces
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,103	1,103
Accumulated Amortization	(632)	(549)
Net Carrying Amount	471	554
Investment Management Assets | Customer Related
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,610	0
Accumulated Amortization	(43)	0
Net Carrying Amount	1,567	0
Investment Management Assets | Licenses
Finite Lived Intangible Assets [Line Items]
Gross Carrying Amount	450	0
Accumulated Amortization	(12)	0
Net Carrying Amount	$ 438	$ 0